Property and Equipment, net	12 Months Ended
Dec. 31, 2012
Property and Equipment, net
NOTE 7	Property and Equipment, net

Property and equipment balances at December 31 are as follows:

(in thousands)	2012	2011
Computer and other equipment	$247,506	248,592
Buildings and improvements	232,141	230,797
Furniture and other equipment	125,100	127,425
Land	16,920	16,794
Other	2,955	130

Total property and equipment	624,622	623,738
Less accumulated depreciation and amortization	364,233	357,130
Property and equipment, net	$260,389	266,608

Depreciation and amortization expense related to property and equipment was $46.3 million, $49.3 million and $50.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.